Financial Assets - Contractual Maturity Schedule of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 1,574,204	¥ 1,533,753
Within one year [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		33,961	55,370
After one year but within five years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		160,527	147,786
After five years but within ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		83,894	163,479
After ten years [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 1,295,822	¥ 1,167,118

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.